INCOME TAXES - Provision for Income Taxes Using Federal Statutory Rate (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income tax provision at federal statutory rate	$ 543	$ 851	$ 759
States, net of federal benefit, and Puerto Rico	41	44	48
Tax exempt investment income	(20)	(24)	(27)
Health insurer fee	336	314	204
Nondeductible executive compensation	30	18	22
Concentra sale	0	(67)	0
Other, net	8	19	17
Provision for income taxes	$ 938	$ 1,155	$ 1,023